Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 796,333	$ 56,564
Less: accumulated depreciation and amortization	$ (158,238)	(84,314)	(27,879)
Property and equipment, net	$ 633,705	712,019	28,685
Vaporin Inc [Member]
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation and amortization		(9,863)	(680)
Property and equipment, net		160,620	8,395
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		389,373	12,471
Computer Hardware [Member] | Vaporin Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		8,413	8,413
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		347,612	19,821
Warehouse Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		7,564	7,564
Warehouse Equipment Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		16,708	$ 16,708
Leasehold Improvements Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		35,076
Leasehold Improvements [Member] | Vaporin Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		47,443
Furniture, Fixtures and Equipment [Member] | Vaporin Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 114,627	$ 662